UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Allspring Variable Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 5 of its series: Allspring VT Discovery All Cap Growth Fund, Allspring VT Discovery SMID Cap Growth Fund, Allspring VT Index Asset Allocation Fund, Allspring VT Opportunity Fund and Allspring VT Small Cap Growth Fund.

Date of reporting period: June 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

VT Discovery All Cap Growth Fund

June 30, 2025

Class 1

This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$70,720,268
# of portfolio holdings	68
Portfolio turnover rate	33%
Total advisory fees paid	$184,640

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.5
Consumer discretionary	15.4
Financials	13.1
Communication services	12.8
Health care	9.6
Industrials	8.6
Materials	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	8.6
NVIDIA Corp.	7.4
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.6
Broadcom, Inc.	4.3
Mastercard, Inc. Class A	2.2
Oracle Corp.	2.1
Netflix, Inc.	2.0
DoorDash, Inc. Class A	2.0
Booking Holdings, Inc.	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0578 06-25

Semi-Annual Shareholder Report

VT Discovery All Cap Growth Fund

June 30, 2025

Class 2

This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$52	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$70,720,268
# of portfolio holdings	68
Portfolio turnover rate	33%
Total advisory fees paid	$184,640

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.5
Consumer discretionary	15.4
Financials	13.1
Communication services	12.8
Health care	9.6
Industrials	8.6
Materials	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	8.6
NVIDIA Corp.	7.4
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.6
Broadcom, Inc.	4.3
Mastercard, Inc. Class A	2.2
Oracle Corp.	2.1
Netflix, Inc.	2.0
DoorDash, Inc. Class A	2.0
Booking Holdings, Inc.	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0568 06-25

Semi-Annual Shareholder Report

VT Discovery SMID Cap Growth Fund

June 30, 2025

Class 2

This semi-annual shareholder report contains important information about VT Discovery SMID Cap Growth Fund for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$57	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$140,959,620
# of portfolio holdings	72
Portfolio turnover rate	37%
Total advisory fees paid	$502,796

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.7
Information technology	21.0
Health care	19.8
Consumer discretionary	13.5
Financials	10.5
Communication services	3.8
Materials	2.5
Utilities	1.8
Real estate	1.4
Consumer staples	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.5
Casella Waste Systems, Inc. Class A	2.4
EMCOR Group, Inc.	2.3
Equitable Holdings, Inc.	2.3
Curtiss-Wright Corp.	2.3
iRhythm Technologies, Inc.	2.0
Wingstop, Inc.	2.0
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3221 06-25

Semi-Annual Shareholder Report

June 30, 2025

VT Index Asset Allocation Fund

Class 2

This semi-annual shareholder report contains important information about VT Index Asset Allocation Fund for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$67,844,179
# of portfolio holdings	613
Portfolio turnover rate	8%
Total advisory fees paid	$166,576

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	4.4
Microsoft Corp.	4.2
Apple, Inc.	3.5
Amazon.com, Inc.	2.4
Meta Platforms, Inc. Class A	1.8
U.S. Treasury Notes, 0.63%, 5-15-2030	1.7
U.S. Treasury Notes, 0.50%, 10-31-2027	1.7
U.S. Treasury Notes, 1.38%, 10-31-2028	1.7
U.S. Treasury Notes, 0.63%, 7-31-2026	1.7
Broadcom, Inc.	1.5

VT Index Asset Allocation Fund

Semi-Annual Shareholder Report | June 30, 2025

EQUITY SECTOR ALLOCATION (% OF EQUITY INVESTMENTS)

Information technology	33.1
Financials	14.0
Consumer discretionary	10.4
Communication services	9.8
Health care	9.3
Industrials	8.6
Consumer staples	5.5
Energy	3.0
Utilities	2.4
Real estate	2.0
Materials	1.9

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	0.4
1-3 years	35.3
3-5 years	27.3
5-10 years	16.7
10-20 years	20.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0360 06-25

Semi-Annual Shareholder Report

VT Opportunity Fund

June 30, 2025

Class 1

This semi-annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$178,695,533
# of portfolio holdings	53
Portfolio turnover rate	18%
Total advisory fees paid	$538,244

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.2
Industrials	15.7
Consumer discretionary	13.3
Financials	13.0
Communication services	9.1
Health care	5.4
Real estate	5.3
Materials	4.3
Consumer staples	2.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.3
Microsoft Corp.	5.7
Meta Platforms, Inc. Class A	4.8
Alphabet, Inc. Class C	4.2
Apple, Inc.	4.0
Mastercard, Inc. Class A	3.2
NVIDIA Corp.	2.9
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.6
Marvell Technology, Inc.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3020 06-25

Semi-Annual Shareholder Report

VT Opportunity Fund

June 30, 2025

Class 2

This semi-annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$178,695,533
# of portfolio holdings	53
Portfolio turnover rate	18%
Total advisory fees paid	$538,244

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.2
Industrials	15.7
Consumer discretionary	13.3
Financials	13.0
Communication services	9.1
Health care	5.4
Real estate	5.3
Materials	4.3
Consumer staples	2.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.3
Microsoft Corp.	5.7
Meta Platforms, Inc. Class A	4.8
Alphabet, Inc. Class C	4.2
Apple, Inc.	4.0
Mastercard, Inc. Class A	3.2
NVIDIA Corp.	2.9
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.6
Marvell Technology, Inc.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3222 06-25

Semi-Annual Shareholder Report

VT Small Cap Growth Fund

June 30, 2025

Class 1

This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$45	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$292,837,044
# of portfolio holdings	76
Portfolio turnover rate	42%
Total advisory fees paid	$1,124,914

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.8
Health care	27.6
Information technology	20.7
Consumer discretionary	9.1
Financials	6.3
Utilities	1.8
Communication services	1.8
Materials	1.6
Consumer staples	0.8
Real estate	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	2.9
Casella Waste Systems, Inc. Class A	2.8
iRhythm Technologies, Inc.	2.4
HealthEquity, Inc.	2.3
RadNet, Inc.	2.2
RBC Bearings, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
Ensign Group, Inc.	2.0
Construction Partners, Inc. Class A	2.0
Applied Industrial Technologies, Inc.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3003 06-25

Semi-Annual Shareholder Report

VT Small Cap Growth Fund

June 30, 2025

Class 2

This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$58	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$292,837,044
# of portfolio holdings	76
Portfolio turnover rate	42%
Total advisory fees paid	$1,124,914

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.8
Health care	27.6
Information technology	20.7
Consumer discretionary	9.1
Financials	6.3
Utilities	1.8
Communication services	1.8
Materials	1.6
Consumer staples	0.8
Real estate	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	2.9
Casella Waste Systems, Inc. Class A	2.8
iRhythm Technologies, Inc.	2.4
HealthEquity, Inc.	2.3
RadNet, Inc.	2.2
RBC Bearings, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
Ensign Group, Inc.	2.0
Construction Partners, Inc. Class A	2.0
Applied Industrial Technologies, Inc.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0475 06-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring VT Discovery All Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2025

Allspring VT Discovery All Cap Growth Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.47%
Communication services: 12.78%
Entertainment: 6.53%
Live Nation Entertainment, Inc.†	3,932	$594,833
Netflix, Inc.†	1,060	1,419,478
Roblox Corp. Class A†	5,680	597,536
Spotify Technology SA†	1,396	1,071,206
TKO Group Holdings, Inc. Class A	5,124	932,312
		4,615,365
Interactive media & services: 6.25%
Meta Platforms, Inc. Class A	5,991	4,421,897
Consumer discretionary: 15.32%
Broadline retail: 5.80%
Amazon.com, Inc.†	14,878	3,264,084
MercadoLibre, Inc.†	321	838,975
		4,103,059
Hotels, restaurants & leisure: 6.03%
Booking Holdings, Inc.	233	1,348,893
DoorDash, Inc. Class A†	5,705	1,406,340
Royal Caribbean Cruises Ltd.	2,875	900,277
Wingstop, Inc.	1,819	612,530
		4,268,040
Household durables: 1.21%
Sony Group Corp. ADR	32,828	854,513
Specialty retail: 1.88%
Chewy, Inc. Class A†	11,009	469,204
O’Reilly Automotive, Inc.†	9,540	859,840
		1,329,044
Textiles, apparel & luxury goods: 0.40%
On Holding AG Class A†	5,436	282,944
Financials: 13.04%
Capital markets: 6.44%
Coinbase Global, Inc. Class A†	2,170	760,563
KKR & Co., Inc.	6,692	890,237
LPL Financial Holdings, Inc.	1,592	596,952
Robinhood Markets, Inc. Class A†	11,522	1,078,805
Tradeweb Markets, Inc. Class A	8,387	1,227,857
		4,554,414
Financial services: 5.12%
Equitable Holdings, Inc.	11,840	664,224
Mastercard, Inc. Class A	2,780	1,562,193
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Financial services(continued)
Toast, Inc. Class A†	13,872	$614,391
Visa, Inc. Class A	2,195	779,335
		3,620,143
Insurance: 1.48%
Progressive Corp.	3,924	1,047,158
Health care: 9.52%
Biotechnology: 3.04%
ADMA Biologics, Inc.†	24,847	452,464
Alnylam Pharmaceuticals, Inc.†	1,595	520,113
Argenx SE ADR†	1,105	609,098
Natera, Inc.†	3,373	569,835
		2,151,510
Health care equipment & supplies: 3.50%
Boston Scientific Corp.†	9,537	1,024,369
Intuitive Surgical, Inc.†	1,649	896,083
Penumbra, Inc.†	2,153	552,525
		2,472,977
Health care providers & services: 0.88%
RadNet, Inc.†	10,924	621,685
Pharmaceuticals: 2.10%
Teva Pharmaceutical Industries Ltd. ADR†	47,556	797,038
Verona Pharma PLC ADR†	7,277	688,259
		1,485,297
Industrials: 8.53%
Aerospace & defense: 3.64%
Curtiss-Wright Corp.	2,006	980,031
General Electric Co.	3,949	1,016,433
Kratos Defense & Security Solutions, Inc.†	12,342	573,286
		2,569,750
Building products: 1.16%
Johnson Controls International PLC	7,786	822,358
Commercial services & supplies: 1.02%
Waste Connections, Inc.	3,873	723,167
Construction & engineering: 2.17%
EMCOR Group, Inc.	1,643	878,824
Quanta Services, Inc.	1,736	656,347
		1,535,171
Ground transportation: 0.54%
Saia, Inc.†	1,388	380,298
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Information technology: 38.29%
Communications equipment: 1.53%
Arista Networks, Inc.†	5,786	$591,966
Motorola Solutions, Inc.	1,160	487,733
		1,079,699
Electronic equipment, instruments & components: 0.51%
Zebra Technologies Corp. Class A†	1,174	362,015
IT services: 1.79%
Cloudflare, Inc. Class A†	2,807	549,695
Shopify, Inc. Class A†	6,220	717,477
		1,267,172
Semiconductors & semiconductor equipment: 13.81%
Broadcom, Inc.	10,974	3,024,983
Monolithic Power Systems, Inc.	1,001	732,112
NVIDIA Corp.	32,973	5,209,404
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,547	803,360
		9,769,859
Software: 19.57%
AppLovin Corp. Class A†	1,735	607,389
Cadence Design Systems, Inc.†	2,029	625,236
Commvault Systems, Inc.†	3,202	558,205
CyberArk Software Ltd.†	2,443	994,008
Fair Isaac Corp.†	419	765,915
Microsoft Corp.	12,196	6,066,412
Monday.com Ltd.†	1,919	603,487
Oracle Corp.	6,820	1,491,057
Procore Technologies, Inc.†	7,026	480,719
Samsara, Inc. Class A†	8,314	330,731
ServiceNow, Inc.†	1,281	1,316,970
		13,840,129
Technology hardware, storage & peripherals: 1.08%
Apple, Inc.	3,722	763,643
Materials: 1.99%
Construction materials: 1.10%
Vulcan Materials Co.	2,991	780,113
Metals & mining: 0.89%
Carpenter Technology Corp.	2,263	625,448
Total common stocks (Cost $43,765,038)		70,346,868
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—June 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.75%
Investment companies: 0.75%
Allspring Government Money Market Fund Select Class♠∞		4.26%	530,493	$530,493
Total short-term investments (Cost $530,493)				530,493
Total investments in securities (Cost $44,295,531)	100.22%			70,877,361
Other assets and liabilities, net	(0.22)			(157,093)
Total net assets	100.00%			$70,720,268

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$760,779	$10,495,486	$(10,725,772)	$0	$0	$530,493	530,493	$16,924
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 5

Statement of assets and liabilities—June 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $43,765,038)	$70,346,868
Investments in affiliated securities, at value (cost $530,493)	530,493
Receivable for dividends	17,062
Receivable for Fund shares sold	280
Prepaid expenses and other assets	661
Total assets	70,895,364
Liabilities
Payable for Fund shares redeemed	86,458
Professional fees payable	34,490
Management fee payable	32,583
Distribution fee payable	6,381
Administration fees payable	4,460
Trustees’ fees and expenses payable	4,284
Accrued expenses and other liabilities	6,440
Total liabilities	175,096
Total net assets	$70,720,268
Net assets consist of
Paid-in capital	$15,822,188
Total distributable earnings	54,898,080
Total net assets	$70,720,268
Computation of net asset value per share
Net assets–Class 1	$35,443,112
Shares outstanding–Class 1[1]	1,094,115
Net asset value per share–Class 1	$32.39
Net assets–Class 2	$35,277,156
Shares outstanding–Class 2[1]	1,160,904
Net asset value per share–Class 2	$30.39
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Discovery All Cap Growth Fund

Statement of operations—six months ended June 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $552)	$129,478
Income from affiliated securities	16,924
Interest	2
Total investment income	146,404
Expenses
Management fee	192,338
Administration fees
Class 1	12,806
Class 2	12,839
Distribution fee
Class 2	35,918
Custody and accounting fees	3,320
Professional fees	16,062
Registration fees	38
Shareholder report expenses	5,144
Trustees’ fees and expenses	5,955
Other fees and expenses	3,812
Total expenses	288,232
Less: Fee waivers and/or expense reimbursements
Fund-level	(7,698)
Net expenses	280,534
Net investment loss	(134,130)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	5,559,098
Foreign currency and foreign currency translations	2
Net realized gains on investments	5,559,100
Net change in unrealized gains (losses) on investments	1,306,078
Net realized and unrealized gains (losses) on investments	6,865,178
Net increase in net assets resulting from operations	$6,731,048
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2025 (unaudited)		Year ended December 31, 2024
Operations
Net investment loss		$(134,130)		$(311,419)
Net realized gains on investments		5,559,100		23,289,383
Net change in unrealized gains (losses) on investments		1,306,078		(9,117,527)
Net increase in net assets resulting from operations		6,731,048		13,860,437
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(1,558,169)
Class 2		0		(1,815,893)
Total distributions to shareholders		0		(3,374,062)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	20,841	618,777	26,891	737,094
Class 2	20,260	506,117	25,029	649,799
		1,124,894		1,386,893
Reinvestment of distributions
Class 1	0	0	58,402	1,558,169
Class 2	0	0	72,375	1,815,893
		0		3,374,062
Payment for shares redeemed
Class 1	(88,762)	(2,508,189)	(193,127)	(5,413,184)
Class 2	(125,881)	(3,405,643)	(431,342)	(11,407,112)
		(5,913,832)		(16,820,296)
Net decrease in net assets resulting from capital share transactions		(4,788,938)		(12,059,341)
Total increase (decrease) in net assets		1,942,110		(1,572,966)
Net assets
Beginning of period		68,778,158		70,351,124
End of period		$70,720,268		$68,778,158
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Discovery All Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2025 (unaudited)	Year ended December 31
Class 1		2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.25	$25.29	$20.88	$43.70	$42.28	$31.89
Net investment loss	(0.04)[1]	(0.08)[1]	(0.04)[1]	(0.08)[1]	(0.19)[1]	(0.07)
Net realized and unrealized gains (losses) on investments	3.18	5.35	6.88	(15.54)	6.43	13.27
Total from investment operations	3.14	5.27	6.84	(15.62)	6.24	13.20
Distributions to shareholders from
Net realized gains	0.00	(1.31)	(2.43)	(7.20)	(4.82)	(2.81)
Net asset value, end of period	$32.39	$29.25	$25.29	$20.88	$43.70	$42.28
Total return[2]	10.74%	21.35%	33.50%	(37.04)%	15.27%	43.41%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.82%	0.87%	0.84%	0.78%	0.80%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.29)%	(0.30)%	(0.19)%	(0.29)%	(0.43)%	(0.27)%
Supplemental data
Portfolio turnover rate	33%	79%	30%	22%	25%	24%
Net assets, end of period (000s omitted)	$35,443	$33,987	$32,121	$26,748	$48,949	$50,122

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2025 (unaudited)	Year ended December 31
Class 2		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.47	$23.89	$19.87	$41.69	$40.43	$30.55
Net investment loss	(0.07)[1]	(0.15)[1]	(0.10)[1]	(0.14)[1]	(0.28)	(0.17)[1]
Net realized and unrealized gains (losses) on investments	2.99	5.04	6.55	(14.82)	6.14	12.73
Total from investment operations	2.92	4.89	6.45	(14.96)	5.86	12.56
Distributions to shareholders from
Net realized gains	0.00	(1.31)	(2.43)	(6.86)	(4.60)	(2.68)
Net asset value, end of period	$30.39	$27.47	$23.89	$19.87	$41.69	$40.43
Total return[2]	10.63%	21.00%	33.17%	(37.20)%	14.97%	43.18%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.04%	1.10%	1.04%	1.02%	1.04%
Net expenses	1.00%	1.00%	1.00%	0.98%	1.00%	1.00%
Net investment loss	(0.54)%	(0.56)%	(0.44)%	(0.51)%	(0.68)%	(0.52)%
Supplemental data
Portfolio turnover rate	33%	79%	30%	22%	25%	24%
Net assets, end of period (000s omitted)	$35,277	$34,791	$38,230	$33,614	$59,888	$57,850

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery All Cap Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring VT Discovery All Cap Growth Fund | 11

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $44,309,523 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$27,284,672
Gross unrealized losses	(716,834)
Net unrealized gains	$26,567,838
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,037,262	$0	$0	$9,037,262
Consumer discretionary	10,837,600	0	0	10,837,600
Financials	9,221,715	0	0	9,221,715
Health care	6,731,469	0	0	6,731,469
Industrials	6,030,744	0	0	6,030,744
Information technology	27,082,517	0	0	27,082,517
Materials	1,405,561	0	0	1,405,561
Short-term investments
Investment companies	530,493	0	0	530,493
Total assets	$70,877,361	$0	$0	$70,877,361
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
12 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $1 billion	0.500
Next $2 billion	0.475
Next $1 billion	0.450
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended June 30, 2025, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2025.
Allspring VT Discovery All Cap Growth Fund | 13

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2025 were $21,515,757 and $26,176,892, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Discovery All Cap Growth Fund | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

16 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Discovery All Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Discovery All Cap Growth Fund | 17

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for the one- and ten-year periods under review, and lower than the average investment performance of the Universe for the three- and five-year periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 3000® Growth Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

18 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Discovery All Cap Growth Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0578 06-25

Allspring VT Discovery SMID Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2025

Allspring VT Discovery SMID Cap Growth Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.85%
Communication services: 3.76%
Entertainment: 3.76%
Liberty Media Corp.-Liberty Live Class C†	32,050	$2,601,178
TKO Group Holdings, Inc. Class A	14,830	2,698,318
		5,299,496
Consumer discretionary: 13.33%
Broadline retail: 2.23%
Global-E Online Ltd.†	28,620	959,915
MercadoLibre, Inc.†	834	2,179,767
		3,139,682
Hotels, restaurants & leisure: 6.69%
DraftKings, Inc. Class A†	31,521	1,351,936
Dutch Bros, Inc. Class A†	29,084	1,988,473
Hyatt Hotels Corp. Class A	11,142	1,555,980
Viking Holdings Ltd.†	32,687	1,741,890
Wingstop, Inc.	8,300	2,794,942
		9,433,221
Household durables: 1.28%
Taylor Morrison Home Corp. Class A†	29,314	1,800,466
Specialty retail: 3.13%
Burlington Stores, Inc.†	6,640	1,544,730
Carvana Co. Class A†	3,901	1,314,481
Chewy, Inc. Class A†	36,423	1,552,348
		4,411,559
Consumer staples: 0.94%
Consumer staples distribution & retail: 0.94%
BJ’s Wholesale Club Holdings, Inc.†	12,349	1,331,593
Financials: 10.35%
Capital markets: 4.09%
Morningstar, Inc.	7,762	2,436,725
Robinhood Markets, Inc. Class A†	16,975	1,589,369
Tradeweb Markets, Inc. Class A	11,882	1,739,525
		5,765,619
Financial services: 5.03%
Affirm Holdings, Inc.†	29,511	2,040,390
Equitable Holdings, Inc.	58,089	3,258,793
Toast, Inc. Class A†	40,386	1,788,696
		7,087,879
Insurance: 1.23%
Ryan Specialty Holdings, Inc. Class A	25,625	1,742,244
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Health care: 19.60%
Biotechnology: 6.55%
ADMA Biologics, Inc.†	78,043	$1,421,163
Ascendis Pharma AS ADR†	8,820	1,522,332
Insmed, Inc.†	16,854	1,696,186
Natera, Inc.†	9,955	1,681,798
Neurocrine Biosciences, Inc.†	11,964	1,503,755
Vericel Corp.†	32,998	1,404,065
		9,229,299
Health care equipment & supplies: 4.68%
Glaukos Corp.†	13,648	1,409,702
iRhythm Technologies, Inc.†	18,569	2,858,883
Penumbra, Inc.†	9,092	2,333,280
		6,601,865
Health care providers & services: 6.25%
HealthEquity, Inc.†	25,808	2,703,646
Option Care Health, Inc.†	62,720	2,037,146
RadNet, Inc.†	41,234	2,346,627
Tenet Healthcare Corp.†	9,800	1,724,800
		8,812,219
Life sciences tools & services: 1.04%
Repligen Corp.†	11,810	1,468,928
Pharmaceuticals: 1.08%
Teva Pharmaceutical Industries Ltd. ADR†	90,479	1,516,428
Industrials: 24.44%
Aerospace & defense: 3.27%
ATI, Inc.†	15,830	1,366,762
Curtiss-Wright Corp.	6,645	3,246,415
		4,613,177
Building products: 0.73%
AAON, Inc.	14,042	1,035,598
Commercial services & supplies: 5.26%
Casella Waste Systems, Inc. Class A†	29,931	3,453,439
RB Global, Inc.	18,981	2,015,592
Tetra Tech, Inc.	54,004	1,941,984
		7,411,015
Construction & engineering: 4.88%
Argan, Inc.	511	112,665
Construction Partners, Inc. Class A†	32,718	3,477,269
EMCOR Group, Inc.	6,153	3,291,178
		6,881,112
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Ground transportation: 1.13%
Saia, Inc.†	5,798	$1,588,594
Machinery: 3.17%
ESAB Corp.	15,743	1,897,819
RBC Bearings, Inc.†	6,668	2,565,846
		4,463,665
Professional services: 1.40%
Parsons Corp.†	27,443	1,969,584
Trading companies & distributors: 4.60%
Applied Industrial Technologies, Inc.	9,305	2,162,947
Core & Main, Inc. Class A†	18,833	1,136,572
SiteOne Landscape Supply, Inc.†	12,558	1,518,765
Watsco, Inc.	3,765	1,662,699
		6,480,983
Information technology: 20.74%
Electronic equipment, instruments & components: 4.28%
Celestica, Inc.†	13,454	2,100,304
Novanta, Inc.†	16,138	2,080,672
Teledyne Technologies, Inc.†	3,616	1,852,513
		6,033,489
Semiconductors & semiconductor equipment: 3.03%
Entegris, Inc.	17,127	1,381,293
Impinj, Inc.†	11,664	1,295,520
Monolithic Power Systems, Inc.	2,190	1,601,722
		4,278,535
Software: 13.43%
Clearwater Analytics Holdings, Inc. Class A†	98,201	2,153,548
Commvault Systems, Inc.†	14,153	2,467,292
CyberArk Software Ltd.†	5,769	2,347,291
Descartes Systems Group, Inc.†	18,109	1,840,689
Monday.com Ltd.†	6,869	2,160,163
Procore Technologies, Inc.†	33,921	2,320,875
Samsara, Inc. Class A†	43,529	1,731,584
Tyler Technologies, Inc.†	3,038	1,801,048
Varonis Systems, Inc. Class B†	41,525	2,107,394
		18,929,884
Materials: 2.50%
Metals & mining: 2.50%
Carpenter Technology Corp.	12,740	3,521,081
Real estate: 1.41%
Real estate management & development: 1.41%
Jones Lang LaSalle, Inc.†	7,773	1,988,178
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Utilities: 1.78%
Independent power and renewable electricity producers: 1.78%
Talen Energy Corp.†	8,637	$2,511,380
Total common stocks (Cost $110,155,185)		139,346,773

		Yield
Short-term investments: 1.52%
Investment companies: 1.52%
Allspring Government Money Market Fund Select Class♠∞		4.26%	2,139,779	2,139,779
Total short-term investments (Cost $2,139,779)				2,139,779
Total investments in securities (Cost $112,294,964)	100.37%			141,486,552
Other assets and liabilities, net	(0.37)			(526,932)
Total net assets	100.00%			$140,959,620

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,090,292	$19,470,579	$(18,421,092)	$0	$0	$2,139,779	2,139,779	$38,338
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 5

Statement of assets and liabilities—June 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $110,155,185)	$139,346,773
Investments in affiliated securities, at value (cost $2,139,779)	2,139,779
Receivable for investments sold	636,494
Receivable for Fund shares sold	13,687
Receivable for dividends	11,447
Prepaid expenses and other assets	256
Total assets	142,148,436
Liabilities
Payable for investments purchased	873,094
Payable for Fund shares redeemed	154,225
Management fee payable	85,241
Distribution fee payable	28,181
Administration fee payable	9,093
Trustees’ fees and expenses payable	4,286
Accrued expenses and other liabilities	34,696
Total liabilities	1,188,816
Total net assets	$140,959,620
Net assets consist of
Paid-in capital	$110,603,857
Total distributable earnings	30,355,763
Total net assets	$140,959,620
Computation of net asset value per share
Net assets - Class 2	$140,959,620
Shares outstanding - Class 2[1]	5,710,915
Net asset value per share - Class 2	$24.68
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Discovery SMID Cap Growth Fund

Statement of operations—six months ended June 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,811)	$134,265
Income from affiliated securities	38,338
Interest	39
Total investment income	172,642
Expenses
Management fee	502,796
Administration fee - Class 2	53,632
Distribution fee - Class 2	166,471
Custody and accounting fees	4,281
Professional fees	17,547
Registration fees	38
Shareholder report expenses	6,324
Trustees’ fees and expenses	6,329
Other fees and expenses	3,502
Total expenses	760,920
Net investment loss	(588,278)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	1,356,835
Net change in unrealized gains (losses) on investments	2,208,290
Net realized and unrealized gains (losses) on investments	3,565,125
Net increase in net assets resulting from operations	$2,976,847
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2025 (unaudited)		Year ended December 31, 2024
Operations
Net investment loss		$(588,278)		$(1,220,566)
Net realized gains on investments		1,356,835		17,427,706
Net change in unrealized gains (losses) on investments		2,208,290		7,516,638
Net increase in net assets resulting from operations		2,976,847		23,723,778
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	198,410	4,324,226	261,059	5,890,232
Payment for shares redeemed - Class 2	(460,605)	(10,690,100)	(960,469)	(21,769,188)
Net decrease in net assets resulting from capital share transactions		(6,365,874)		(15,878,956)
Total increase (decrease) in net assets		(3,389,027)		7,844,822
Net assets
Beginning of period		144,348,647		136,503,825
End of period		$140,959,620		$144,348,647
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Discovery SMID Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2025 (unaudited)	Year ended December 31
Class 2		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.17	$20.46	$17.03	$42.74	$48.73	$32.85
Net investment loss	(0.10)[1]	(0.19)[1]	(0.13)[1]	(0.18)	(0.48)	(0.34)
Net realized and unrealized gains (losses) on investments	0.61	3.90	3.56	(15.32)	(1.89)	19.54
Total from investment operations	0.51	3.71	3.43	(15.50)	(2.37)	19.20
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(10.21)	(3.62)	(3.32)
Net asset value, end of period	$24.68	$24.17	$20.46	$17.03	$42.74	$48.73
Total return[2]	2.11%	18.13%	20.14%	(37.85)%	(5.04)%	62.65%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.15%	1.16%	1.16%	1.13%	1.14%
Net expenses	1.14%	1.14%	1.14%	1.15%	1.13%	1.14%
Net investment loss	(0.88)%	(0.85)%	(0.68)%	(0.91)%	(1.03)%	(0.93)%
Supplemental data
Portfolio turnover rate	37%	63%	53%	51%	57%	47%
Net assets, end of period (000s omitted)	$140,960	$144,349	$136,504	$127,243	$220,823	$255,954

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 9

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery SMID Cap Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
10 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $112,904,424 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$31,529,287
Gross unrealized losses	(2,947,159)
Net unrealized gains	$28,582,128
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,299,496	$0	$0	$5,299,496
Consumer discretionary	18,784,928	0	0	18,784,928
Consumer staples	1,331,593	0	0	1,331,593
Financials	14,595,742	0	0	14,595,742
Health care	27,628,739	0	0	27,628,739
Industrials	34,443,728	0	0	34,443,728
Information technology	29,241,908	0	0	29,241,908
Materials	3,521,081	0	0	3,521,081
Real estate	1,988,178	0	0	1,988,178
Utilities	2,511,380	0	0	2,511,380
Short-term investments
Investment companies	2,139,779	0	0	2,139,779
Total assets	$141,486,552	$0	$0	$141,486,552
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring VT Discovery SMID Cap Growth Fund | 11

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.700
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the six months ended June 30, 2025, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2026 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2025 were $49,554,690 and $57,193,538, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
12 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
8.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
9.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring VT Discovery SMID Cap Growth Fund | 13

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

14 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring VT Discovery SMID Cap Growth Fund | 15

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Discovery SMID Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

16 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for the one-year period under review, but lower for all other periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2500 Growth Index, for the one-year period under review, in range of the investment performance of its benchmark index for the ten-year period under review, and lower than the investment performance of its benchmark index for the three- and five-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered this ratio in comparison to the median ratios of funds in an expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising expense group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.
 The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rate payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rate payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which includes, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rate with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rate of the Fund was in range of the sum of the average rates for the Fund’s expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring VT Discovery SMID Cap Growth Fund | 17

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

18 | Allspring VT Discovery SMID Cap Growth Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3221 06-25

Allspring VT Index Asset Allocation Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2025

Allspring VT Index Asset Allocation Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 59.73%
Communication services: 5.85%
Diversified telecommunication services: 0.44%
AT&T, Inc.	5,554	$160,733
Verizon Communications, Inc.	3,254	140,800
		301,533
Entertainment: 1.06%
Electronic Arts, Inc.	176	28,107
Live Nation Entertainment, Inc.†	122	18,456
Netflix, Inc.†	329	440,574
Take-Two Interactive Software, Inc.†	131	31,813
TKO Group Holdings, Inc. Class A	52	9,461
Walt Disney Co.	1,388	172,126
Warner Bros Discovery, Inc.†	1,738	19,918
		720,455
Interactive media & services: 3.95%
Alphabet, Inc. Class A	4,493	791,802
Alphabet, Inc. Class C	3,624	642,861
Match Group, Inc.	189	5,838
Meta Platforms, Inc. Class A	1,676	1,237,039
		2,677,540
Media: 0.27%
Charter Communications, Inc. Class A†	74	30,252
Comcast Corp. Class A	2,875	102,609
Fox Corp. Class A	165	9,247
Fox Corp. Class B	102	5,266
Interpublic Group of Cos., Inc.	285	6,977
News Corp. Class A	291	8,648
News Corp. Class B	86	2,951
Omnicom Group, Inc.	151	10,863
Paramount Global Class B	495	6,385
		183,198
Wireless telecommunication services: 0.13%
T-Mobile U.S., Inc.	368	87,680
Consumer discretionary: 6.19%
Automobile components: 0.02%
Aptiv PLC†	168	11,461
Automobiles: 1.11%
Ford Motor Co.	3,015	32,713
General Motors Co.	742	36,514
Tesla, Inc.†	2,163	687,098
		756,325
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Broadline retail: 2.40%
Amazon.com, Inc.†	7,294	$1,600,231
eBay, Inc.	356	26,508
		1,626,739
Distributors: 0.04%
Genuine Parts Co.	107	12,980
LKQ Corp.	199	7,365
Pool Corp.	29	8,453
		28,798
Hotels, restaurants & leisure: 1.25%
Airbnb, Inc. Class A†	333	44,069
Booking Holdings, Inc.	25	144,731
Caesars Entertainment, Inc.†	161	4,571
Carnival Corp.†	810	22,777
Chipotle Mexican Grill, Inc. Class A†	1,040	58,396
Darden Restaurants, Inc.	90	19,617
Domino’s Pizza, Inc.	26	11,716
DoorDash, Inc. Class A†	265	65,325
Expedia Group, Inc.	94	15,856
Hilton Worldwide Holdings, Inc.	183	48,740
Las Vegas Sands Corp.	262	11,400
Marriott International, Inc. Class A	175	47,812
McDonald’s Corp.	552	161,278
MGM Resorts International†	160	5,502
Norwegian Cruise Line Holdings Ltd.†	345	6,997
Royal Caribbean Cruises Ltd.	193	60,436
Starbucks Corp.	877	80,359
Wynn Resorts Ltd.	68	6,369
Yum! Brands, Inc.	215	31,859
		847,810
Household durables: 0.16%
D.R. Horton, Inc.	213	27,460
Garmin Ltd.	119	24,838
Lennar Corp. Class A	179	19,799
Mohawk Industries, Inc.†	40	4,194
NVR, Inc.†	2	14,771
PulteGroup, Inc.	155	16,346
		107,408
Leisure products: 0.01%
Hasbro, Inc.	102	7,530
Specialty retail: 1.02%
AutoZone, Inc.†	13	48,259
Best Buy Co., Inc.	149	10,002
CarMax, Inc.†	118	7,931
Home Depot, Inc.	767	281,213
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Specialty retail(continued)
Lowe’s Cos., Inc.	432	$95,848
O’Reilly Automotive, Inc.†	660	59,486
Ross Stores, Inc.	254	32,405
TJX Cos., Inc.	862	106,448
Tractor Supply Co.	409	21,583
Ulta Beauty, Inc.†	35	16,374
Williams-Sonoma, Inc.	95	15,520
		695,069
Textiles, apparel & luxury goods: 0.18%
Deckers Outdoor Corp.†	117	12,059
lululemon athletica, Inc.†	85	20,194
NIKE, Inc. Class B	909	64,575
Ralph Lauren Corp. Class A	31	8,503
Tapestry, Inc.	160	14,050
		119,381
Consumer staples: 3.29%
Beverages: 0.66%
Brown-Forman Corp. Class B	141	3,794
Coca-Cola Co.	2,990	211,543
Constellation Brands, Inc. Class A	118	19,196
Keurig Dr Pepper, Inc.	1,048	34,647
Molson Coors Beverage Co. Class B	132	6,348
Monster Beverage Corp.†	542	33,951
PepsiCo, Inc.	1,058	139,698
		449,177
Consumer staples distribution & retail: 1.18%
Costco Wholesale Corp.	342	338,559
Dollar General Corp.	170	19,445
Dollar Tree, Inc.†	152	15,054
Kroger Co.	473	33,928
Sysco Corp.	374	28,327
Target Corp.	351	34,626
Walgreens Boots Alliance, Inc.	554	6,360
Walmart, Inc.	3,335	326,096
		802,395
Food products: 0.34%
Archer-Daniels-Midland Co.	371	19,581
Bunge Global SA	104	8,349
Campbell’s Co.	152	4,659
Conagra Brands, Inc.	368	7,533
General Mills, Inc.	423	21,916
Hershey Co.	114	18,918
Hormel Foods Corp.	225	6,806
J.M. Smucker Co.	82	8,052
Kellanova	208	16,542
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Food products(continued)
Kraft Heinz Co.	667	$17,222
Lamb Weston Holdings, Inc.	109	5,652
McCormick & Co., Inc.	195	14,785
Mondelez International, Inc. Class A	999	67,373
Tyson Foods, Inc. Class A	221	12,363
		229,751
Household products: 0.60%
Church & Dwight Co., Inc.	190	18,261
Clorox Co.	95	11,407
Colgate-Palmolive Co.	626	56,903
Kimberly-Clark Corp.	256	33,004
Procter & Gamble Co.	1,810	288,369
		407,944
Personal care products: 0.07%
Estee Lauder Cos., Inc. Class A	181	14,625
Kenvue, Inc.	1,482	31,018
		45,643
Tobacco: 0.44%
Altria Group, Inc.	1,300	76,219
Philip Morris International, Inc.	1,202	218,920
		295,139
Energy: 1.78%
Energy equipment & services: 0.12%
Baker Hughes Co. Class A	765	29,330
Halliburton Co.	664	13,533
Schlumberger NV	1,050	35,490
		78,353
Oil, gas & consumable fuels: 1.66%
APA Corp.	279	5,103
Chevron Corp.	1,254	179,560
ConocoPhillips	974	87,407
Coterra Energy, Inc.	589	14,949
Devon Energy Corp.	496	15,778
Diamondback Energy, Inc.	144	19,786
EOG Resources, Inc.	421	50,356
EQT Corp.	462	26,944
Expand Energy Corp.	167	19,529
Exxon Mobil Corp.	3,327	358,650
Hess Corp.	214	29,647
Kinder Morgan, Inc.	1,492	43,865
Marathon Petroleum Corp.	237	39,368
Occidental Petroleum Corp.	547	22,979
ONEOK, Inc.	482	39,346
Phillips 66	315	37,579
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 5

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Targa Resources Corp.	167	$29,071
Texas Pacific Land Corp.	15	15,846
Valero Energy Corp.	242	32,530
Williams Cos., Inc.	943	59,230
		1,127,523
Financials: 8.38%
Banks: 2.14%
Bank of America Corp.	5,058	239,344
Citigroup, Inc.	1,442	122,743
Citizens Financial Group, Inc.	335	14,991
Fifth Third Bancorp	515	21,182
Huntington Bancshares, Inc.	1,125	18,855
JPMorgan Chase & Co.	2,145	621,857
KeyCorp	761	13,257
M&T Bank Corp.	124	24,055
PNC Financial Services Group, Inc.	305	56,858
Regions Financial Corp.	694	16,323
Truist Financial Corp.	1,011	43,463
U.S. Bancorp	1,203	54,436
Wells Fargo & Co.	2,512	201,261
		1,448,625
Capital markets: 2.03%
Ameriprise Financial, Inc.	74	39,496
Bank of New York Mellon Corp.	552	50,293
BlackRock, Inc.	112	117,516
Blackstone, Inc.	563	84,214
Cboe Global Markets, Inc.	81	18,890
Charles Schwab Corp.	1,318	120,254
CME Group, Inc.	278	76,622
Coinbase Global, Inc. Class A†	163	57,130
FactSet Research Systems, Inc.	29	12,971
Franklin Resources, Inc.	239	5,700
Goldman Sachs Group, Inc.	237	167,737
Intercontinental Exchange, Inc.	443	81,277
Invesco Ltd.	345	5,441
KKR & Co., Inc.	523	69,575
MarketAxess Holdings, Inc.	29	6,477
Moody’s Corp.	119	59,689
Morgan Stanley	954	134,380
MSCI, Inc. Class A	60	34,604
Nasdaq, Inc.	319	28,525
Northern Trust Corp.	150	19,019
Raymond James Financial, Inc.	140	21,472
S&P Global, Inc.	242	127,604
State Street Corp.	220	23,395
T. Rowe Price Group, Inc.	170	16,405
		1,378,686
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Consumer finance: 0.38%
American Express Co.	427	$136,204
Capital One Financial Corp.	494	105,103
Synchrony Financial	294	19,622
		260,929
Financial services: 2.60%
Apollo Global Management, Inc.	349	49,513
Berkshire Hathaway, Inc. Class B†	1,415	687,365
Corpay, Inc.†	54	17,918
Fidelity National Information Services, Inc.	406	33,052
Fiserv, Inc.†	428	73,791
Global Payments, Inc.	188	15,048
Jack Henry & Associates, Inc.	56	10,090
Mastercard, Inc. Class A	626	351,774
PayPal Holdings, Inc.†	751	55,814
Visa, Inc. Class A	1,321	469,021
		1,763,386
Insurance: 1.23%
Aflac, Inc.	376	39,653
Allstate Corp.	204	41,067
American International Group, Inc.	445	38,088
Aon PLC Class A	167	59,579
Arch Capital Group Ltd.	288	26,222
Arthur J Gallagher & Co.	198	63,384
Assurant, Inc.	39	7,702
Brown & Brown, Inc.	216	23,948
Chubb Ltd.	288	83,439
Cincinnati Financial Corp.	121	18,019
Erie Indemnity Co. Class A	19	6,589
Everest Group Ltd.	33	11,215
Globe Life, Inc.	64	7,955
Hartford Insurance Group, Inc.	219	27,785
Loews Corp.	134	12,282
Marsh & McLennan Cos., Inc.	380	83,083
MetLife, Inc.	435	34,983
Principal Financial Group, Inc.	159	12,629
Progressive Corp.	453	120,888
Prudential Financial, Inc.	273	29,331
Travelers Cos., Inc.	175	46,819
W.R. Berkley Corp.	231	16,972
Willis Towers Watson PLC	77	23,601
		835,233
Health care: 5.56%
Biotechnology: 0.94%
AbbVie, Inc.	1,364	253,186
Amgen, Inc.	415	115,872
Biogen, Inc.†	113	14,192
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 7

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Gilead Sciences, Inc.	960	$106,435
Incyte Corp.†	124	8,444
Moderna, Inc.†	263	7,256
Regeneron Pharmaceuticals, Inc.	80	42,000
Vertex Pharmaceuticals, Inc.†	198	88,150
		635,535
Health care equipment & supplies: 1.38%
Abbott Laboratories	1,343	182,661
Align Technology, Inc.†	53	10,034
Baxter International, Inc.	396	11,991
Becton Dickinson & Co.	221	38,067
Boston Scientific Corp.†	1,142	122,662
Cooper Cos., Inc.†	154	10,959
DexCom, Inc.†	303	26,449
Edwards Lifesciences Corp.†	453	35,429
GE HealthCare Technologies, Inc.	353	26,147
Hologic, Inc.†	172	11,207
IDEXX Laboratories, Inc.†	62	33,253
Insulet Corp.†	54	16,966
Intuitive Surgical, Inc.†	277	150,525
Medtronic PLC	990	86,298
ResMed, Inc.	113	29,154
Solventum Corp.†	107	8,115
STERIS PLC	76	18,257
Stryker Corp.	266	105,238
Zimmer Biomet Holdings, Inc.	153	13,955
		937,367
Health care providers & services: 1.06%
Cardinal Health, Inc.	184	30,912
Cencora, Inc.	133	39,880
Centene Corp.†	384	20,844
Cigna Group	206	68,099
CVS Health Corp.	976	67,324
DaVita, Inc.†	32	4,558
Elevance Health, Inc.	174	67,679
HCA Healthcare, Inc.	134	51,335
Henry Schein, Inc.†	94	6,867
Humana, Inc.	93	22,737
Labcorp Holdings, Inc.	65	17,063
McKesson Corp.	97	71,080
Molina Healthcare, Inc.†	42	12,512
Quest Diagnostics, Inc.	86	15,448
UnitedHealth Group, Inc.	700	218,379
Universal Health Services, Inc. Class B	44	7,971
		722,688
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Life sciences tools & services: 0.48%
Agilent Technologies, Inc.	220	$25,962
Bio-Techne Corp.	121	6,225
Charles River Laboratories International, Inc.†	38	5,766
Danaher Corp.	492	97,190
IQVIA Holdings, Inc.†	127	20,014
Mettler-Toledo International, Inc.†	16	18,795
Revvity, Inc.	91	8,802
Thermo Fisher Scientific, Inc.	291	117,989
Waters Corp.†	46	16,056
West Pharmaceutical Services, Inc.	55	12,034
		328,833
Pharmaceuticals: 1.70%
Bristol-Myers Squibb Co.	1,571	72,722
Eli Lilly & Co.	607	473,175
Johnson & Johnson	1,857	283,657
Merck & Co., Inc.	1,938	153,412
Pfizer, Inc.	4,389	106,389
Viatris, Inc.	906	8,090
Zoetis, Inc.	344	53,647
		1,151,092
Industrials: 5.13%
Aerospace & defense: 1.32%
Axon Enterprise, Inc.†	57	47,193
Boeing Co.†	582	121,946
General Dynamics Corp.	194	56,582
General Electric Co.	823	211,832
Howmet Aerospace, Inc.	312	58,073
Huntington Ingalls Industries, Inc.	30	7,244
L3Harris Technologies, Inc.	144	36,121
Lockheed Martin Corp.	161	74,565
Northrop Grumman Corp.	104	51,998
RTX Corp.	1,031	150,547
Textron, Inc.	139	11,160
TransDigm Group, Inc.	43	65,387
		892,648
Air freight & logistics: 0.17%
CH Robinson Worldwide, Inc.	92	8,827
Expeditors International of Washington, Inc.	106	12,111
FedEx Corp.	170	38,643
United Parcel Service, Inc. Class B	566	57,132
		116,713
Building products: 0.33%
A.O. Smith Corp.	90	5,901
Allegion PLC	66	9,512
Builders FirstSource, Inc.†	85	9,919
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 9

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Building products(continued)
Carrier Global Corp.	615	$45,012
Johnson Controls International PLC	508	53,655
Lennox International, Inc.	25	14,331
Masco Corp.	163	10,491
Trane Technologies PLC	172	75,234
		224,055
Commercial services & supplies: 0.34%
Cintas Corp.	265	59,061
Copart, Inc.†	679	33,319
Republic Services, Inc. Class A	157	38,718
Rollins, Inc.	217	12,243
Veralto Corp.	191	19,281
Waste Management, Inc.	283	64,756
		227,378
Construction & engineering: 0.06%
Quanta Services, Inc.	114	43,101
Electrical equipment: 0.53%
AMETEK, Inc.	178	32,211
Eaton Corp. PLC	302	107,811
Emerson Electric Co.	434	57,865
GE Vernova, Inc.	211	111,650
Generac Holdings, Inc.†	46	6,588
Hubbell, Inc. Class B	41	16,745
Rockwell Automation, Inc.	87	28,899
		361,769
Ground transportation: 0.56%
CSX Corp.	1,450	47,314
J.B. Hunt Transport Services, Inc.	60	8,616
Norfolk Southern Corp.	174	44,539
Old Dominion Freight Line, Inc.	144	23,371
Uber Technologies, Inc.†	1,614	150,586
Union Pacific Corp.	461	106,067
		380,493
Industrial conglomerates: 0.26%
3M Co.	415	63,180
Honeywell International, Inc.	496	115,508
		178,688
Machinery: 0.93%
Caterpillar, Inc.	363	140,920
Cummins, Inc.	106	34,715
Deere & Co.	195	99,156
Dover Corp.	106	19,422
Fortive Corp.	267	13,919
The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Machinery(continued)
IDEX Corp.	58	$10,183
Illinois Tool Works, Inc.	206	50,933
Ingersoll Rand, Inc.	311	25,869
Nordson Corp.	42	9,004
Otis Worldwide Corp.	305	30,201
PACCAR, Inc.	405	38,499
Parker-Hannifin Corp.	99	69,149
Pentair PLC	127	13,038
Snap-on, Inc.	40	12,447
Stanley Black & Decker, Inc.	119	8,062
Westinghouse Air Brake Technologies Corp.	132	27,634
Xylem, Inc.	188	24,320
		627,471
Passenger airlines: 0.09%
Delta Air Lines, Inc.	504	24,787
Southwest Airlines Co.	440	14,273
United Airlines Holdings, Inc.†	252	20,067
		59,127
Professional services: 0.38%
Automatic Data Processing, Inc.	313	96,529
Broadridge Financial Solutions, Inc.	91	22,116
Dayforce, Inc.†	123	6,813
Equifax, Inc.	96	24,899
Jacobs Solutions, Inc.	93	12,225
Leidos Holdings, Inc.	99	15,618
Paychex, Inc.	247	35,929
Paycom Software, Inc.	38	8,793
Verisk Analytics, Inc. Class A	108	33,642
		256,564
Trading companies & distributors: 0.16%
Fastenal Co.	886	37,212
United Rentals, Inc.	50	37,670
WW Grainger, Inc.	34	35,368
		110,250
Information technology: 19.78%
Communications equipment: 0.55%
Arista Networks, Inc.†	795	81,337
Cisco Systems, Inc.	3,071	213,066
F5, Inc.†	44	12,950
Juniper Networks, Inc.	256	10,222
Motorola Solutions, Inc.	129	54,239
		371,814
Electronic equipment, instruments & components: 0.40%
Amphenol Corp. Class A	934	92,233
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 11

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components(continued)
CDW Corp.	102	$18,216
Corning, Inc.	595	31,291
Jabil, Inc.	83	18,102
Keysight Technologies, Inc.†	133	21,793
Ralliant Corp.†	89	4,316
TE Connectivity PLC	229	38,626
Teledyne Technologies, Inc.†	36	18,443
Trimble, Inc.†	184	13,980
Zebra Technologies Corp. Class A†	39	12,026
		269,026
IT services: 0.68%
Accenture PLC Class A	483	144,364
Akamai Technologies, Inc.†	113	9,013
Cognizant Technology Solutions Corp. Class A	381	29,729
EPAM Systems, Inc.†	44	7,780
Gartner, Inc.†	59	23,849
GoDaddy, Inc. Class A†	110	19,807
International Business Machines Corp.	717	211,357
VeriSign, Inc.	62	17,906
		463,805
Semiconductors & semiconductor equipment: 7.61%
Advanced Micro Devices, Inc.†	1,252	177,659
Analog Devices, Inc.	383	91,162
Applied Materials, Inc.	627	114,785
Broadcom, Inc.	3,630	1,000,609
Enphase Energy, Inc.†	101	4,005
First Solar, Inc.†	83	13,740
Intel Corp.	3,367	75,421
KLA Corp.	102	91,365
Lam Research Corp.	987	96,075
Microchip Technology, Inc.	415	29,203
Micron Technology, Inc.	863	106,365
Monolithic Power Systems, Inc.	37	27,061
NVIDIA Corp.	18,825	2,974,162
NXP Semiconductors NV	195	42,605
ON Semiconductor Corp.†	323	16,928
QUALCOMM, Inc.	847	134,893
Skyworks Solutions, Inc.	116	8,644
Teradyne, Inc.	124	11,150
Texas Instruments, Inc.	701	145,542
		5,161,374
Software: 6.84%
Adobe, Inc.†	329	127,283
ANSYS, Inc.†	69	24,234
Autodesk, Inc.†	165	51,079
Cadence Design Systems, Inc.†	211	65,020
The accompanying notes are an integral part of these financial statements.
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Software(continued)
Crowdstrike Holdings, Inc. Class A†	192	$97,788
Fair Isaac Corp.†	19	34,731
Fortinet, Inc.†	490	51,803
Gen Digital, Inc.	421	12,377
Intuit, Inc.	216	170,128
Microsoft Corp.	5,737	2,853,641
Oracle Corp.	1,255	274,381
Palantir Technologies, Inc. Class A†	1,642	223,837
Palo Alto Networks, Inc.†	511	104,571
PTC, Inc.†	93	16,028
Roper Technologies, Inc.	83	47,048
Salesforce, Inc.	741	202,063
ServiceNow, Inc.†	160	164,493
Synopsys, Inc.†	119	61,009
Tyler Technologies, Inc.†	33	19,564
Workday, Inc. Class A†	167	40,080
		4,641,158
Technology hardware, storage & peripherals: 3.70%
Apple, Inc.	11,529	2,365,405
Dell Technologies, Inc. Class C	231	28,321
Hewlett Packard Enterprise Co.	1,014	20,736
HP, Inc.	728	17,807
NetApp, Inc.	157	16,728
Seagate Technology Holdings PLC	164	23,670
Super Micro Computer, Inc.†	396	19,408
Western Digital Corp.	269	17,213
		2,509,288
Materials: 1.12%
Chemicals: 0.72%
Air Products & Chemicals, Inc.	172	48,514
Albemarle Corp.	91	5,703
CF Industries Holdings, Inc.	125	11,500
Corteva, Inc.	527	39,277
Dow, Inc.	546	14,458
DuPont de Nemours, Inc.	323	22,155
Eastman Chemical Co.	89	6,645
Ecolab, Inc.	195	52,541
International Flavors & Fragrances, Inc.	197	14,490
Linde PLC	363	170,312
LyondellBasell Industries NV Class A	198	11,456
Mosaic Co.	245	8,938
PPG Industries, Inc.	175	19,906
Sherwin-Williams Co.	178	61,118
		487,013
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 13

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Construction materials: 0.07%
Martin Marietta Materials, Inc.	47	$25,801
Vulcan Materials Co.	102	26,604
		52,405
Containers & packaging: 0.13%
Amcor PLC	1,769	16,257
Avery Dennison Corp.	60	10,528
Ball Corp.	214	12,003
International Paper Co.	407	19,060
Packaging Corp. of America	69	13,003
Smurfit WestRock PLC	383	16,527
		87,378
Metals & mining: 0.20%
Freeport-McMoRan, Inc.	1,109	48,075
Newmont Corp.	859	50,045
Nucor Corp.	178	23,058
Steel Dynamics, Inc.	107	13,697
		134,875
Real estate: 1.22%
Health care REITs: 0.17%
Alexandria Real Estate Equities, Inc.	119	8,643
Healthpeak Properties, Inc.	536	9,385
Ventas, Inc.	348	21,976
Welltower, Inc.	480	73,791
		113,795
Hotel & resort REITs: 0.01%
Host Hotels & Resorts, Inc.	535	8,217
Industrial REITs: 0.11%
Prologis, Inc.	716	75,266
Office REITs: 0.01%
BXP, Inc.	112	7,557
Real estate management & development: 0.09%
CBRE Group, Inc. Class A†	227	31,807
CoStar Group, Inc.†	326	26,211
		58,018
Residential REITs: 0.15%
AvalonBay Communities, Inc.	110	22,385
Camden Property Trust	82	9,241
Equity Residential	264	17,817
Essex Property Trust, Inc.	50	14,170
Invitation Homes, Inc.	440	14,432
The accompanying notes are an integral part of these financial statements.
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	90	$13,321
UDR, Inc.	233	9,513
		100,879
Retail REITs: 0.15%
Federal Realty Investment Trust	60	5,699
Kimco Realty Corp.	522	10,973
Realty Income Corp.	697	40,154
Regency Centers Corp.	126	8,975
Simon Property Group, Inc.	237	38,100
		103,901
Specialized REITs: 0.53%
American Tower Corp.	361	79,788
Crown Castle, Inc.	336	34,517
Digital Realty Trust, Inc.	244	42,537
Equinix, Inc.	76	60,456
Extra Space Storage, Inc.	164	24,180
Iron Mountain, Inc.	228	23,386
Public Storage	122	35,797
SBA Communications Corp. Class A	83	19,492
VICI Properties, Inc. Class A	816	26,602
Weyerhaeuser Co.	560	14,386
		361,141
Utilities: 1.43%
Electric utilities: 0.92%
Alliant Energy Corp.	198	11,973
American Electric Power Co., Inc.	412	42,749
Constellation Energy Corp.	242	78,108
Duke Energy Corp.	600	70,800
Edison International	297	15,325
Entergy Corp.	345	28,677
Evergy, Inc.	178	12,270
Eversource Energy	284	18,068
Exelon Corp.	779	33,824
FirstEnergy Corp.	397	15,983
NextEra Energy, Inc.	1,589	110,308
NRG Energy, Inc.	151	24,248
PG&E Corp.	1,696	23,642
Pinnacle West Capital Corp.	92	8,231
PPL Corp.	571	19,351
Southern Co.	848	77,872
Xcel Energy, Inc.	445	30,305
		621,734
Gas utilities: 0.03%
Atmos Energy Corp.	123	18,955
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 15

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.08%
AES Corp.	550	$5,786
Vistra Corp.	262	50,778
		56,564
Multi-utilities: 0.37%
Ameren Corp.	209	20,072
CenterPoint Energy, Inc.	504	18,517
CMS Energy Corp.	231	16,004
Consolidated Edison, Inc.	278	27,897
Dominion Energy, Inc.	658	37,190
DTE Energy Co.	160	21,194
NiSource, Inc.	363	14,644
Public Service Enterprise Group, Inc.	385	32,409
Sempra	503	38,112
WEC Energy Group, Inc.	246	25,633
		251,672
Water utilities: 0.03%
American Water Works Co., Inc.	151	21,006
Total common stocks (Cost $17,248,832)		40,524,324

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 35.48%
U.S. Treasury Bonds	1.13%	5-15-2040	$1,060,000	659,022
U.S. Treasury Bonds	1.63	11-15-2050	87,000	45,835
U.S. Treasury Bonds	1.88	2-15-2041	664,000	456,707
U.S. Treasury Bonds	1.88	2-15-2051	221,000	124,140
U.S. Treasury Bonds	1.88	11-15-2051	175,000	97,357
U.S. Treasury Bonds	2.00	8-15-2051	129,000	74,372
U.S. Treasury Bonds	2.25	5-15-2041	201,000	145,976
U.S. Treasury Bonds	2.25	8-15-2049	108,000	67,749
U.S. Treasury Bonds	2.25	2-15-2052	615,000	375,654
U.S. Treasury Bonds	2.38	5-15-2051	224,000	142,039
U.S. Treasury Bonds	2.50	5-15-2046	105,000	72,520
U.S. Treasury Bonds	2.75	8-15-2047	101,000	71,986
U.S. Treasury Bonds	2.75	11-15-2047	100,000	71,109
U.S. Treasury Bonds	2.88	8-15-2045	115,000	85,985
U.S. Treasury Bonds	2.88	11-15-2046	154,000	113,382
U.S. Treasury Bonds	3.00	11-15-2044	64,000	49,283
U.S. Treasury Bonds	3.00	11-15-2045	115,000	87,611
U.S. Treasury Bonds	3.00	2-15-2047	106,000	79,579
U.S. Treasury Bonds	3.00	5-15-2047	104,000	77,882
U.S. Treasury Bonds	3.00	2-15-2048	114,000	84,703
U.S. Treasury Bonds	3.00	8-15-2048	121,000	89,488
U.S. Treasury Bonds	3.00	2-15-2049	140,000	103,152
U.S. Treasury Bonds	3.13	11-15-2041	37,000	30,344
U.S. Treasury Bonds	3.13	5-15-2048	123,000	93,321
The accompanying notes are an integral part of these financial statements.
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.38%	5-15-2044	$110,000	$90,479
U.S. Treasury Bonds	3.38	11-15-2048	300,000	237,316
U.S. Treasury Bonds	3.50	2-15-2039	29,000	26,185
U.S. Treasury Bonds	3.75	8-15-2041	36,000	32,252
U.S. Treasury Bonds	3.88	8-15-2040	37,000	34,039
U.S. Treasury Bonds	4.25	5-15-2039	31,000	30,180
U.S. Treasury Bonds	4.25	11-15-2040	40,000	38,344
U.S. Treasury Bonds	4.25	2-15-2054	200,000	182,437
U.S. Treasury Bonds	4.38	2-15-2038	33,000	32,963
U.S. Treasury Bonds	4.38	11-15-2039	35,000	34,310
U.S. Treasury Bonds	4.38	5-15-2040	35,000	34,208
U.S. Treasury Bonds	4.38	5-15-2041	33,000	31,980
U.S. Treasury Bonds	4.50	2-15-2036	26,000	26,677
U.S. Treasury Bonds	4.50	5-15-2038	21,000	21,248
U.S. Treasury Bonds	4.50	8-15-2039	33,000	32,876
U.S. Treasury Bonds	4.50	11-15-2054	200,000	190,594
U.S. Treasury Bonds	4.63	2-15-2040	138,000	138,803
U.S. Treasury Bonds	4.63	2-15-2055	120,000	116,812
U.S. Treasury Bonds	4.75	2-15-2037	103,000	107,277
U.S. Treasury Bonds	4.75	2-15-2041	44,000	44,572
U.S. Treasury Bonds	4.75	11-15-2053	290,000	287,372
U.S. Treasury Bonds	5.00	5-15-2037	102,000	108,455
U.S. Treasury Bonds	5.25	11-15-2028	45,000	47,148
U.S. Treasury Bonds	5.25	2-15-2029	273,000	287,823
U.S. Treasury Bonds	5.38	2-15-2031	31,000	33,344
U.S. Treasury Bonds	5.50	8-15-2028	35,000	36,898
U.S. Treasury Bonds	6.13	11-15-2027	49,000	51,682
U.S. Treasury Bonds	6.13	8-15-2029	85,000	92,647
U.S. Treasury Bonds	6.25	5-15-2030	871,000	965,177
U.S. Treasury Bonds	6.38	8-15-2027	861,000	907,783
U.S. Treasury Bonds	6.50	11-15-2026	28,000	29,104
U.S. Treasury Bonds	6.63	2-15-2027	108,000	113,147
U.S. Treasury Bonds	6.75	8-15-2026	360,000	371,391
U.S. Treasury Notes	0.38	7-31-2027	500,000	466,641
U.S. Treasury Notes	0.38	9-30-2027	155,000	143,920
U.S. Treasury Notes	0.50	5-31-2027	291,000	273,733
U.S. Treasury Notes	0.50	8-31-2027	142,000	132,565
U.S. Treasury Notes	0.50	10-31-2027	1,243,000	1,154,436
U.S. Treasury Notes	0.63	7-31-2026	1,190,000	1,148,025
U.S. Treasury Notes	0.63	3-31-2027	81,000	76,729
U.S. Treasury Notes	0.63	11-30-2027	574,000	533,573
U.S. Treasury Notes	0.63	5-15-2030	1,353,000	1,164,109
U.S. Treasury Notes	0.63	8-15-2030	1,052,000	897,200
U.S. Treasury Notes	0.88	11-15-2030	132,000	113,226
U.S. Treasury Notes	1.00	7-31-2028	315,000	290,403
U.S. Treasury Notes	1.13	2-28-2027	127,000	121,558
U.S. Treasury Notes	1.25	4-30-2028	25,000	23,366
U.S. Treasury Notes	1.25	9-30-2028	785,000	726,278
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 17

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	1.25%	8-15-2031	$1,051,000	$899,098
U.S. Treasury Notes	1.38	8-31-2026	95,000	92,232
U.S. Treasury Notes	1.38	10-31-2028	1,245,000	1,154,397
U.S. Treasury Notes	1.38	11-15-2031	940,000	804,251
U.S. Treasury Notes	1.50	8-15-2026	102,000	99,263
U.S. Treasury Notes	1.50	1-31-2027	98,000	94,528
U.S. Treasury Notes	1.50	11-30-2028	380,000	353,177
U.S. Treasury Notes	1.50	2-15-2030	209,000	189,129
U.S. Treasury Notes	1.63	10-31-2026	94,000	91,264
U.S. Treasury Notes	1.63	11-30-2026	97,000	94,045
U.S. Treasury Notes	1.75	12-31-2026	99,000	96,015
U.S. Treasury Notes	1.88	6-30-2026	98,000	95,969
U.S. Treasury Notes	1.88	7-31-2026	99,000	96,803
U.S. Treasury Notes	2.00	11-15-2026	170,000	165,757
U.S. Treasury Notes	2.25	2-15-2027	196,000	191,222
U.S. Treasury Notes	2.25	8-15-2027	101,000	97,970
U.S. Treasury Notes	2.25	11-15-2027	99,000	95,732
U.S. Treasury Notes	2.38	5-15-2027	164,000	159,945
U.S. Treasury Notes	2.38	3-31-2029	200,000	190,562
U.S. Treasury Notes	2.38	5-15-2029	90,000	85,612
U.S. Treasury Notes	2.63	2-15-2029	181,000	174,304
U.S. Treasury Notes	2.75	2-15-2028	189,000	184,504
U.S. Treasury Notes	2.75	8-15-2032	680,000	627,300
U.S. Treasury Notes	2.88	5-15-2028	178,000	174,030
U.S. Treasury Notes	2.88	8-15-2028	190,000	185,324
U.S. Treasury Notes	3.13	11-15-2028	226,000	221,780
U.S. Treasury Notes	3.50	2-15-2033	115,000	110,858
U.S. Treasury Notes	3.88	8-15-2033	460,000	452,992
U.S. Treasury Notes	4.13	11-15-2032	110,000	110,761
U.S. Treasury Notes	4.38	5-15-2034	300,000	304,676
U.S. Treasury Notes	4.50	11-15-2033	200,000	205,437
U.S. Treasury Notes	4.63	11-15-2026	700,000	706,781
U.S. Treasury Notes	4.63	2-15-2035	80,000	82,538
Total U.S. Treasury securities (Cost $25,300,493)				24,068,737

		Yield	Shares
Short-term investments: 4.50%
Investment companies: 4.50%
Allspring Government Money Market Fund Select Class♠∞		4.26	3,056,094	3,056,094
Total short-term investments (Cost $3,056,094)				3,056,094
Total investments in securities (Cost $45,605,419)	99.71%			67,649,155
Other assets and liabilities, net	0.29			195,024
Total net assets	100.00%			$67,844,179

The accompanying notes are an integral part of these financial statements.
18 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,711,390	$9,126,544	$(7,781,840)	$0	$0	$3,056,094	3,056,094	$44,145
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	25	9-19-2025	$2,787,567	$2,803,125	$15,558	$0
E-Mini S&P 500 Index	9	9-19-2025	2,760,044	2,814,188	54,144	0
Micro E-Mini S&P 500	7	9-19-2025	211,159	218,881	7,722	0
					$77,424	$0
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 19

Statement of assets and liabilities—June 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $42,549,325)	$64,593,061
Investments in affiliated securities, at value (cost $3,056,094)	3,056,094
Cash	49
Cash at broker segregated for futures contracts	337,531
Receivable for investments sold	720,290
Receivable for dividends and interest	192,720
Receivable for daily variation margin on open futures contracts	22,362
Receivable for Fund shares sold	228
Prepaid expenses and other assets	13,704
Total assets	68,936,039
Liabilities
Payable for investments purchased	973,467
Payable for Fund shares redeemed	34,720
Management fee payable	27,259
Distribution fee payable	13,309
Trustees’ fees and expenses payable	4,395
Administration fee payable	4,379
Accrued expenses and other liabilities	34,331
Total liabilities	1,091,860
Total net assets	$67,844,179
Net assets consist of
Paid-in capital	$39,238,827
Total distributable earnings	28,605,352
Total net assets	$67,844,179
Computation of net asset value per share
Net assets - Class 2	$67,844,179
Shares outstanding - Class 2[1]	3,316,424
Net asset value per share - Class 2	$20.46
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
20 | Allspring VT Index Asset Allocation Fund

Statement of operations—six months ended June 30, 2025 (unaudited)
Statement of operations
Investment income
Interest	$432,439
Dividends (net of foreign withholdings taxes of $62)	270,852
Income from affiliated securities	44,145
Total investment income	747,436
Expenses
Management fee	199,412
Administration fee - Class 2	26,588
Distribution fee - Class 2	81,001
Custody and accounting fees	10,086
Professional fees	20,859
Registration fees	38
Shareholder report expenses	4,617
Trustees’ fees and expenses	6,032
Other fees and expenses	16,556
Total expenses	365,189
Less: Fee waivers and/or expense reimbursements
Fund-level	(32,836)
Net expenses	332,353
Net investment income	415,083
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	2,827,398
Futures contracts	(1,077,553)
Net realized gains on investments	1,749,845
Net change in unrealized gains (losses) on
Unaffiliated securities	(133,192)
Futures contracts	333,808
Net change in unrealized gains (losses) on investments	200,616
Net realized and unrealized gains (losses) on investments	1,950,461
Net increase in net assets resulting from operations	$2,365,544
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2025 (unaudited)		Year ended December 31, 2024
Operations
Net investment income		$415,083		$826,509
Net realized gains on investments		1,749,845		6,564,516
Net change in unrealized gains (losses) on investments		200,616		2,208,839
Net increase in net assets resulting from operations		2,365,544		9,599,864
Distributions to shareholders from
Net investment income and net realized gains - Class 2		(433,895)		(5,323,760)
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	26,985	537,068	64,130	1,247,657
Reinvestment of distributions - Class 2	21,838	433,895	275,558	5,323,760
Payment for shares redeemed - Class 2	(251,193)	(4,927,234)	(388,658)	(7,620,810)
Net decrease in net assets resulting from capital share transactions		(3,956,271)		(1,049,393)
Total increase (decrease) in net assets		(2,024,622)		3,226,711
Net assets
Beginning of period		69,868,801		66,642,090
End of period		$67,844,179		$69,868,801
The accompanying notes are an integral part of these financial statements.
22 | Allspring VT Index Asset Allocation Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2025 (unaudited)	Year ended December 31
Class 2		2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.86	$18.68	$16.66	$22.91	$21.88	$20.55
Net investment income	0.12 [1]	0.23 [1]	0.19 [1]	0.14	0.10	0.16
Net realized and unrealized gains (losses) on investments	0.61	2.49	2.55	(3.95)	3.25	3.04
Total from investment operations	0.73	2.72	2.74	(3.81)	3.35	3.20
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.17)	(0.12)	(0.13)	(0.17)
Net realized gains	0.00	(1.28)	(0.55)	(2.32)	(2.19)	(1.70)
Total distributions to shareholders	(0.13)	(1.54)	(0.72)	(2.44)	(2.32)	(1.87)
Net asset value, end of period	$20.46	$19.86	$18.68	$16.66	$22.91	$21.88
Total return[2]	3.69%	14.87%	16.70%	(17.02)%	16.00%	16.59%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.12%	1.14%	1.15%	1.13%	1.14%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.25%	1.19%	1.09%	0.72%	0.46%	0.78%
Supplemental data
Portfolio turnover rate	8%	14%	13%	9%	7%	21%
Net assets, end of period (000s omitted)	$67,844	$69,869	$66,642	$62,528	$83,069	$78,791

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
24 | Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $46,696,606 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$24,175,658
Gross unrealized losses	(3,145,685)
Net unrealized gains	$21,029,973
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Index Asset Allocation Fund | 25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,970,406	$0	$0	$3,970,406
Consumer discretionary	4,200,521	0	0	4,200,521
Consumer staples	2,230,049	0	0	2,230,049
Energy	1,205,876	0	0	1,205,876
Financials	5,686,859	0	0	5,686,859
Health care	3,775,515	0	0	3,775,515
Industrials	3,478,257	0	0	3,478,257
Information technology	13,416,465	0	0	13,416,465
Materials	761,671	0	0	761,671
Real estate	828,774	0	0	828,774
Utilities	969,931	0	0	969,931
U.S. Treasury securities	24,068,737	0	0	24,068,737
Short-term investments
Investment companies	3,056,094	0	0	3,056,094
	67,649,155	0	0	67,649,155
Futures contracts	77,424	0	0	77,424
Total assets	$67,726,579	$0	$0	$67,726,579
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended June 30, 2025, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
26 | Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2026 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,931,240	$1,346,828	$5,784,425	$4,644,447
6.
DERIVATIVE TRANSACTIONS
During the six months ended June 30, 2025, the Fund entered into futures contracts to manage market exposure to certain asset classes consistent with an active asset allocation strategy. The Fund had an average notional amount of $5,214,207 in long futures contracts and $1,435,054 in short futures contracts during the six months ended June 30, 2025.
The fair value of derivative instruments as of June 30, 2025 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Total
Asset derivatives
Futures contracts	$15,558 *	$61,866 *	$77,424

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of June 30, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended June 30, 2025 was as follows:
	INTEREST RATE RISK	Equity risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$(435,494)	$(642,059)	$(1,077,553)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$89,488	$244,320	$333,808
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
Allspring VT Index Asset Allocation Fund | 27

Notes to financial statements (unaudited)
For the six months ended June 30, 2025, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
28 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Index Asset Allocation Fund | 29

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

30 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Index Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Index Asset Allocation Fund | 31

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Index Asset Allocation Blended Index, for the one-year period under review, in range of the investment performance of its benchmark index for the five-year period under review, and lower than the investment performance of its benchmark index for the three- and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered this ratio in comparison to the median ratios of funds in an expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising expense group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was lower than the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rate payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rate payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which includes, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rate with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rate of the Fund was equal to the sum of the average rates for the Fund’s expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

32 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Index Asset Allocation Fund | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0360 06-25

Allspring VT Opportunity Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2025

Allspring VT Opportunity Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.98%
Communication services: 9.04%
Interactive media & services: 9.04%
Alphabet, Inc. Class C	42,634	$7,562,845
Meta Platforms, Inc. Class A	11,636	8,588,415
		16,151,260
Consumer discretionary: 13.17%
Broadline retail: 6.32%
Amazon.com, Inc.†	51,485	11,295,294
Hotels, restaurants & leisure: 2.50%
DraftKings, Inc. Class A†	49,439	2,120,439
Starbucks Corp.	25,623	2,347,835
		4,468,274
Specialty retail: 4.35%
Burlington Stores, Inc.†	9,837	2,288,480
Home Depot, Inc.	9,016	3,305,626
Ulta Beauty, Inc.†	4,666	2,182,848
		7,776,954
Consumer staples: 2.62%
Consumer staples distribution & retail: 1.41%
Sysco Corp.	33,329	2,524,339
Household products: 1.21%
Church & Dwight Co., Inc.	22,428	2,155,555
Financials: 12.89%
Capital markets: 6.14%
Charles Schwab Corp.	45,222	4,126,055
Intercontinental Exchange, Inc.	20,758	3,808,470
S&P Global, Inc.	5,751	3,032,445
		10,966,970
Consumer finance: 1.23%
Capital One Financial Corp.	10,354	2,202,917
Financial services: 3.23%
Mastercard, Inc. Class A	10,272	5,772,248
Insurance: 2.29%
Marsh & McLennan Cos., Inc.	7,887	1,724,414
Unum Group	29,227	2,360,372
		4,084,786
Health care: 5.39%
Health care equipment & supplies: 1.13%
Medtronic PLC	23,068	2,010,838
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Opportunity Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Health care providers & services: 1.00%
UnitedHealth Group, Inc.	5,742	$1,791,332
Life sciences tools & services: 3.26%
Agilent Technologies, Inc.	17,590	2,075,796
Bio-Rad Laboratories, Inc. Class A†	6,804	1,641,941
Thermo Fisher Scientific, Inc.	5,194	2,105,959
		5,823,696
Industrials: 15.51%
Aerospace & defense: 5.16%
BWX Technologies, Inc.	15,717	2,264,191
HEICO Corp. Class A	14,194	3,672,697
Melrose Industries PLC	450,908	3,285,327
		9,222,215
Building products: 2.12%
Carlisle Cos., Inc.	10,166	3,795,985
Commercial services & supplies: 1.80%
Republic Services, Inc. Class A	13,043	3,216,534
Electrical equipment: 2.05%
Regal Rexnord Corp.	25,326	3,671,257
Professional services: 2.13%
TransUnion	22,882	2,013,616
WNS Holdings Ltd.†	28,271	1,787,858
		3,801,474
Trading companies & distributors: 2.25%
Air Lease Corp. Class A	68,684	4,017,327
Information technology: 30.91%
Electronic equipment, instruments & components: 3.77%
Amphenol Corp. Class A	32,995	3,258,256
Teledyne Technologies, Inc.†	6,793	3,480,122
		6,738,378
Semiconductors & semiconductor equipment: 9.57%
Marvell Technology, Inc.	58,699	4,543,302
NVIDIA Corp.	32,910	5,199,451
ON Semiconductor Corp.†	45,843	2,402,632
Texas Instruments, Inc.	23,864	4,954,644
		17,100,029
Software: 13.55%
Dynatrace, Inc.†	44,481	2,455,796
Microsoft Corp.	20,465	10,179,496
QXO, Inc.†	132,189	2,847,351
Salesforce, Inc.	16,797	4,580,374
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Software(continued)
ServiceNow, Inc.†	1,369	$1,407,441
Workday, Inc. Class A†	11,417	2,740,080
		24,210,538
Technology hardware, storage & peripherals: 4.02%
Apple, Inc.	35,030	7,187,105
Materials: 4.20%
Chemicals: 2.83%
Ashland, Inc.	34,111	1,715,101
Sherwin-Williams Co.	4,561	1,566,065
Westlake Corp.	23,482	1,782,988
		5,064,154
Containers & packaging: 1.37%
International Paper Co.	52,231	2,445,978
Real estate: 5.25%
Industrial REITs: 1.33%
Prologis, Inc.	22,587	2,374,345
Real estate management & development: 0.97%
CoStar Group, Inc.†	21,647	1,740,419
Residential REITs: 1.40%
Sun Communities, Inc.	19,787	2,502,858
Specialized REITs: 1.55%
American Tower Corp.	12,514	2,765,844
Total common stocks (Cost $120,454,210)		176,878,903

		Yield
Short-term investments: 1.08%
Investment companies: 1.08%
Allspring Government Money Market Fund Select Class♠∞		4.26%	1,925,274	1,925,274
Total short-term investments (Cost $1,925,274)				1,925,274
Total investments in securities (Cost $122,379,484)	100.06%			178,804,177
Other assets and liabilities, net	(0.06)			(108,644)
Total net assets	100.00%			$178,695,533

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Opportunity Fund

Portfolio of investments—June 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,098,907	$12,581,720	$(13,755,353)	$0	$0	$1,925,274	1,925,274	$61,779
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 5

Statement of assets and liabilities—June 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $120,454,210)	$176,878,903
Investments in affiliated securities, at value (cost $1,925,274)	1,925,274
Receivable for dividends	135,539
Receivable for Fund shares sold	3,133
Prepaid expenses and other assets	23
Total assets	178,942,872
Liabilities
Management fee payable	89,869
Payable for Fund shares redeemed	73,134
Distribution fee payable	30,138
Professional fees payable	29,770
Administration fees payable	11,434
Trustees’ fees and expenses payable	4,038
Accrued expenses and other liabilities	8,956
Total liabilities	247,339
Total net assets	$178,695,533
Net assets consist of
Paid-in capital	$97,696,453
Total distributable earnings	80,999,080
Total net assets	$178,695,533
Computation of net asset value per share
Net assets–Class 1	$27,307,932
Shares outstanding–Class 1[1]	1,001,381
Net asset value per share–Class 1	$27.27
Net assets–Class 2	$151,387,601
Shares outstanding–Class 2[1]	5,551,332
Net asset value per share–Class 2	$27.27
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Opportunity Fund

Statement of operations—six months ended June 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends	$968,622
Income from affiliated securities	61,779
Interest	21
Total investment income	1,030,422
Expenses
Management fee	601,838
Administration fees
Class 1	10,711
Class 2	58,070
Distribution fee
Class 2	181,148
Custody and accounting fees	4,772
Professional fees	21,001
Registration fees	38
Shareholder report expenses	5,216
Trustees’ fees and expenses	6,371
Other fees and expenses	725
Total expenses	889,890
Less: Fee waivers and/or expense reimbursements
Fund-level	(63,594)
Net expenses	826,296
Net investment income	204,126
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	5,774,228
Foreign currency and foreign currency translations	215
Net realized gains on investments	5,774,443
Net change in unrealized gains (losses) on
Unaffiliated securities	(3,480,594)
Foreign currency and foreign currency translations	1,278
Net change in unrealized gains (losses) on investments	(3,479,316)
Net realized and unrealized gains (losses) on investments	2,295,127
Net increase in net assets resulting from operations	$2,499,253
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2025 (unaudited)		Year ended December 31, 2024
Operations
Net investment income		$204,126		$204,389
Net realized gains on investments		5,774,443		18,535,352
Net change in unrealized gains (losses) on investments		(3,479,316)		7,229,884
Net increase in net assets resulting from operations		2,499,253		25,969,625
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(2,945,041)
Class 2		0		(15,714,609)
Total distributions to shareholders		0		(18,659,650)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	14,354	336,233	19,646	531,403
Class 2	58,452	1,498,295	107,408	2,870,948
		1,834,528		3,402,351
Reinvestment of distributions
Class 1	0	0	117,473	2,945,041
Class 2	0	0	625,333	15,714,609
		0		18,659,650
Payment for shares redeemed
Class 1	(92,055)	(2,363,991)	(162,786)	(4,405,706)
Class 2	(330,447)	(8,625,732)	(788,977)	(21,103,720)
		(10,989,723)		(25,509,426)
Net decrease in net assets resulting from capital share transactions		(9,155,195)		(3,447,425)
Total increase (decrease) in net assets		(6,655,942)		3,862,550
Net assets
Beginning of period		185,351,475		181,488,925
End of period		$178,695,533		$185,351,475
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Opportunity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2025 (unaudited)	Year ended December 31
Class 1		2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.83	$25.96	$22.24	$34.96	$29.48	$26.56
Net investment income (loss)	0.06 [1]	0.09 [1]	0.08 [1]	0.03	(0.01)	0.09
Net realized and unrealized gains (losses) on investments	0.38	3.69	5.77	(7.06)	7.25	5.03
Total from investment operations	0.44	3.78	5.85	(7.03)	7.24	5.12
Distributions to shareholders from
Net investment income	0.00	(0.08)	0.00	0.00	(0.08)	(0.19)
Net realized gains	0.00	(2.83)	(2.13)	(5.69)	(1.68)	(2.01)
Total distributions to shareholders	0.00	(2.91)	(2.13)	(5.69)	(1.76)	(2.20)
Net asset value, end of period	$27.27	$26.83	$25.96	$22.24	$34.96	$29.48
Total return[2]	1.64%	15.35%	26.83%	(20.61)%	25.06%	21.32%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.84%	0.87%	0.84%	0.86%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.45%	0.32%	0.33%	0.11%	(0.02)%	0.31%
Supplemental data
Portfolio turnover rate	18%	15%	24%	26%	27%	42%
Net assets, end of period (000s omitted)	$27,308	$28,946	$28,679	$25,149	$34,376	$32,066

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2025 (unaudited)	Year ended December 31
Class 2		2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.86	$25.99	$22.32	$35.14	$29.63	$26.68
Net investment income (loss)	0.03 [1]	0.02 [1]	0.02 [1]	(0.03)	(0.09)	0.03
Net realized and unrealized gains (losses) on investments	0.38	3.69	5.78	(7.10)	7.29	5.05
Total from investment operations	0.41	3.71	5.80	(7.13)	7.20	5.08
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00	0.00	(0.01)	(0.12)
Net realized gains	0.00	(2.83)	(2.13)	(5.69)	(1.68)	(2.01)
Total distributions to shareholders	0.00	(2.84)	(2.13)	(5.69)	(1.69)	(2.13)
Net asset value, end of period	$27.27	$26.86	$25.99	$22.32	$35.14	$29.63
Total return[2]	1.53%	15.05%	26.50%	(20.81)%	24.78%	21.00%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.08%	1.09%	1.12%	1.10%	1.11%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.20%	0.07%	0.08%	(0.14)%	(0.27)%	0.06%
Supplemental data
Portfolio turnover rate	18%	15%	24%	26%	27%	42%
Net assets, end of period (000s omitted)	$151,388	$156,405	$152,810	$134,271	$186,745	$167,338

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Opportunity Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2025, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Allspring VT Opportunity Fund | 11

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $122,545,278 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$60,496,559
Gross unrealized losses	(4,237,660)
Net unrealized gains	$56,258,899
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$16,151,260	$0	$0	$16,151,260
Consumer discretionary	23,540,522	0	0	23,540,522
Consumer staples	4,679,894	0	0	4,679,894
Financials	23,026,921	0	0	23,026,921
Health care	9,625,866	0	0	9,625,866
Industrials	27,724,792	0	0	27,724,792
Information technology	55,236,050	0	0	55,236,050
Materials	7,510,132	0	0	7,510,132
Real estate	9,383,466	0	0	9,383,466
Short-term investments
Investment companies	1,925,274	0	0	1,925,274
Total assets	$178,804,177	$0	$0	$178,804,177
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the six months ended June 30, 2025, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain
Allspring VT Opportunity Fund | 13

Notes to financial statements (unaudited)
classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2025 were $31,304,887 and $39,076,213, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has
14 | Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring VT Opportunity Fund | 15

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Allspring VT Opportunity Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring VT Opportunity Fund | 17

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Opportunity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

18 | Allspring VT Opportunity Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for the five- and ten-year periods under review, and lower than the average investment performance of the Universe for the one- and three-year periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 3000® Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe over the longer time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring VT Opportunity Fund | 19

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

20 | Allspring VT Opportunity Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3020 06-25

Allspring VT Small Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2025

Allspring VT Small Cap Growth Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.46%
Communication services: 1.72%
Entertainment: 1.72%
Liberty Media Corp.-Liberty Live Class C†	61,910	$5,024,615
Consumer discretionary: 8.92%
Automobile components: 1.05%
Modine Manufacturing Co.†	31,350	3,087,975
Diversified consumer services: 1.22%
Adtalem Global Education, Inc.†	28,161	3,582,924
Hotels, restaurants & leisure: 5.32%
Dutch Bros, Inc. Class A†	87,738	5,998,647
First Watch Restaurant Group, Inc.†	151,053	2,422,890
Genius Sports Ltd.†	282,826	2,941,391
Wingstop, Inc.	12,511	4,212,954
		15,575,882
Household durables: 1.33%
Taylor Morrison Home Corp. Class A†	63,313	3,888,684
Consumer staples: 0.80%
Personal care products: 0.80%
Oddity Tech Ltd. Class A†	30,955	2,336,174
Financials: 6.11%
Capital markets: 1.26%
Hamilton Lane, Inc. Class A	25,952	3,688,298
Financial services: 1.72%
Shift4 Payments, Inc. Class A†	50,748	5,029,635
Insurance: 3.13%
Palomar Holdings, Inc.†	26,971	4,160,277
Skyward Specialty Insurance Group, Inc.†	86,865	5,019,928
		9,180,205
Health care: 26.89%
Biotechnology: 6.79%
ADMA Biologics, Inc.†	196,472	3,577,755
ARS Pharmaceuticals, Inc.†	128,506	2,242,430
Ascendis Pharma AS ADR†	19,322	3,334,977
CareDx, Inc.†	142,967	2,793,575
Soleno Therapeutics, Inc.†	34,594	2,898,286
Vericel Corp.†	118,582	5,045,664
		19,892,687
Health care equipment & supplies: 4.72%
Glaukos Corp.†	15,675	1,619,071
Inspire Medical Systems, Inc.†	17,338	2,249,952
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Small Cap Growth Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
iRhythm Technologies, Inc.†	44,810	$6,898,947
Lantheus Holdings, Inc.†	14,024	1,148,005
PROCEPT BioRobotics Corp.†	33,005	1,901,088
		13,817,063
Health care providers & services: 9.95%
Alignment Healthcare, Inc.†	266,510	3,731,140
Castle Biosciences, Inc.†	70,422	1,438,017
Ensign Group, Inc.	38,827	5,989,453
HealthEquity, Inc.†	65,044	6,814,010
Option Care Health, Inc.†	145,390	4,722,267
RadNet, Inc.†	113,034	6,432,765
		29,127,652
Life sciences tools & services: 0.94%
Repligen Corp.†	22,158	2,756,012
Pharmaceuticals: 4.49%
Corcept Therapeutics, Inc.†	36,106	2,650,181
Ligand Pharmaceuticals, Inc.†	33,227	3,777,245
Tarsus Pharmaceuticals, Inc.†	57,675	2,336,414
Verona Pharma PLC ADR†	46,517	4,399,578
		13,163,418
Industrials: 29.04%
Aerospace & defense: 6.20%
AAR Corp.†	34,537	2,375,800
ATI, Inc.†	44,909	3,877,443
Kratos Defense & Security Solutions, Inc.†	75,370	3,500,937
Leonardo DRS, Inc.	91,083	4,233,538
Mercury Systems, Inc.†	77,256	4,161,008
		18,148,726
Building products: 0.93%
AAON, Inc.	37,072	2,734,060
Commercial services & supplies: 4.31%
Casella Waste Systems, Inc. Class A†	72,145	8,324,090
CECO Environmental Corp.†	152,109	4,306,206
		12,630,296
Construction & engineering: 3.49%
Argan, Inc.	19,445	4,287,234
Construction Partners, Inc. Class A†	55,733	5,923,303
		10,210,537
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Electrical equipment: 2.23%
American Superconductor Corp.†	110,590	$4,057,547
Bloom Energy Corp. Class A†	103,084	2,465,769
		6,523,316
Ground transportation: 1.12%
Saia, Inc.†	11,954	3,275,276
Machinery: 3.59%
ESAB Corp.	35,126	4,234,439
RBC Bearings, Inc.†	16,298	6,271,471
		10,505,910
Marine transportation: 1.18%
Kirby Corp.†	30,510	3,460,139
Professional services: 1.18%
Parsons Corp.†	48,266	3,464,051
Trading companies & distributors: 4.81%
Applied Industrial Technologies, Inc.	25,027	5,817,526
Core & Main, Inc. Class A†	31,215	1,883,825
SiteOne Landscape Supply, Inc.†	24,778	2,996,651
Xometry, Inc. Class A†	100,088	3,381,974
		14,079,976
Information technology: 20.22%
Electronic equipment, instruments & components: 3.63%
Celestica, Inc.†	10,632	1,659,762
Fabrinet†	13,818	4,071,888
Mirion Technologies, Inc. Class A†	226,982	4,886,922
		10,618,572
IT services: 1.50%
TSS, Inc.†	53,300	1,536,639
Wix.com Ltd.†	18,016	2,854,816
		4,391,455
Semiconductors & semiconductor equipment: 2.45%
Credo Technology Group Holding Ltd.†	32,035	2,966,121
Impinj, Inc.†	23,902	2,654,795
Rambus, Inc.†	24,324	1,557,222
		7,178,138
Software: 12.64%
Alkami Technology, Inc.†	80,377	2,422,563
CCC Intelligent Solutions Holdings, Inc.†	373,355	3,513,270
Clearwater Analytics Holdings, Inc. Class A†	225,573	4,946,816
Commvault Systems, Inc.†	48,729	8,494,927
CyberArk Software Ltd.†	12,562	5,111,226
Descartes Systems Group, Inc.†	36,298	3,689,510
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Small Cap Growth Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Software(continued)
Pegasystems, Inc.	67,744	$3,666,983
Varonis Systems, Inc. Class B†	101,840	5,168,380
		37,013,675
Materials: 1.52%
Metals & mining: 1.52%
Carpenter Technology Corp.	16,115	4,453,864
Real estate: 0.50%
Real estate management & development: 0.50%
Cushman & Wakefield PLC†	131,899	1,460,122
Utilities: 1.74%
Independent power and renewable electricity producers: 1.74%
Talen Energy Corp.†	17,481	5,082,950
Total common stocks (Cost $236,746,664)		285,382,287

		Yield
Short-term investments: 3.25%
Investment companies: 3.25%
Allspring Government Money Market Fund Select Class♠∞		4.26%	9,525,011	9,525,011
Total short-term investments (Cost $9,525,011)				9,525,011
Total investments in securities (Cost $246,271,675)	100.71%			294,907,298
Other assets and liabilities, net	(0.71)			(2,070,254)
Total net assets	100.00%			$292,837,044

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,929,449	$62,247,963	$(57,652,401)	$0	$0	$9,525,011	9,525,011	$161,848
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 5

Statement of assets and liabilities—June 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $236,746,664)	$285,382,287
Investments in affiliated securities, at value (cost $9,525,011)	9,525,011
Receivable for dividends	40,955
Receivable for Fund shares sold	21,707
Prepaid expenses and other assets	1,332
Total assets	294,971,292
Liabilities
Payable for Fund shares redeemed	1,158,409
Payable for investments purchased	670,793
Management fee payable	190,105
Distribution fee payable	53,953
Administration fees payable	19,010
Trustees’ fees and expenses payable	3,729
Accrued expenses and other liabilities	38,249
Total liabilities	2,134,248
Total net assets	$292,837,044
Net assets consist of
Paid-in capital	$211,942,968
Total distributable earnings	80,894,076
Total net assets	$292,837,044
Computation of net asset value per share
Net assets–Class 1	$25,627,335
Shares outstanding–Class 1[1]	2,530,468
Net asset value per share–Class 1	$10.13
Net assets–Class 2	$267,209,709
Shares outstanding–Class 2[1]	28,287,566
Net asset value per share–Class 2	$9.45
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Small Cap Growth Fund

Statement of operations—six months ended June 30, 2025 (unaudited)
Statement of operations
Investment income
Income from affiliated securities	$161,848
Dividends	136,713
Interest	219
Total investment income	298,780
Expenses
Management fee	1,124,914
Administration fees
Class 1	9,503
Class 2	102,988
Distribution fee
Class 2	319,477
Custody and accounting fees	5,926
Professional fees	19,906
Registration fees	38
Shareholder report expenses	6,358
Trustees’ fees and expenses	6,843
Other fees and expenses	2,589
Total expenses	1,598,542
Net investment loss	(1,299,762)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	16,652,207
Net change in unrealized gains (losses) on investments	(11,597,593)
Net realized and unrealized gains (losses) on investments	5,054,614
Net increase in net assets resulting from operations	$3,754,852
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2025 (unaudited)		Year ended December 31, 2024
Operations
Net investment loss		$(1,299,762)		$(3,045,502)
Net realized gains on investments		16,652,207		45,865,937
Net change in unrealized gains (losses) on investments		(11,597,593)		11,236,463
Net increase in net assets resulting from operations		3,754,852		54,056,898
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	175,052	1,688,921	353,691	3,344,824
Class 2	931,646	8,000,122	1,711,570	15,043,191
		9,689,043		18,388,015
Payment for shares redeemed
Class 1	(121,272)	(1,175,507)	(345,870)	(3,209,481)
Class 2	(2,939,634)	(26,933,352)	(6,218,982)	(55,977,799)
		(28,108,859)		(59,187,280)
Net decrease in net assets resulting from capital share transactions		(18,419,816)		(40,799,265)
Total increase (decrease) in net assets		(14,664,964)		13,257,633
Net assets
Beginning of period		307,502,008		294,244,375
End of period		$292,837,044		$307,502,008
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Small Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2025 (unaudited)	Year ended December 31
Class 1		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.99	$8.39	$8.04	$14.76	$15.35	$10.29
Net investment loss	(0.03)[1]	(0.07)[1]	(0.05)[1]	(0.07)[1]	(0.12)[1]	(0.09)
Net realized and unrealized gains (losses) on investments	0.17	1.67	0.40	(4.92)	1.26	5.80
Total from investment operations	0.14	1.60	0.35	(4.99)	1.14	5.71
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(1.73)	(1.73)	(0.65)
Net asset value, end of period	$10.13	$9.99	$8.39	$8.04	$14.76	$15.35
Total return[2]	1.40%	19.07%	4.35%	(34.30)%	7.93%	58.09%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.92%	0.92%	0.94%	0.92%	0.93%
Net expenses	0.91%	0.92%	0.92%	0.94%	0.92%	0.93%
Net investment loss	(0.70)%	(0.74)%	(0.61)%	(0.63)%	(0.78)%	(0.76)%
Supplemental data
Portfolio turnover rate	42%	79%	95%	61%	46%	51%
Net assets, end of period (000s omitted)	$25,627	$24,752	$20,725	$20,160	$35,204	$35,128

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2025 (unaudited)	Year ended December 31
Class 2		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.33	$7.86	$7.55	$14.04	$14.72	$9.91
Net investment loss	(0.04)[1]	(0.09)[1]	(0.07)[1]	(0.09)[1]	(0.14)	(0.11)
Net realized and unrealized gains (losses) on investments	0.16	1.56	0.38	(4.67)	1.19	5.57
Total from investment operations	0.12	1.47	0.31	(4.76)	1.05	5.46
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(1.73)	(1.73)	(0.65)
Net asset value, end of period	$9.45	$9.33	$7.86	$7.55	$14.04	$14.72
Total return[2]	1.29%	18.70%	4.11%	(34.42)%	7.64%	57.78%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.17%	1.17%	1.19%	1.17%	1.18%
Net expenses	1.16%	1.17%	1.17%	1.19%	1.17%	1.18%
Net investment loss	(0.95)%	(0.99)%	(0.86)%	(0.87)%	(1.03)%	(1.00)%
Supplemental data
Portfolio turnover rate	42%	79%	95%	61%	46%	51%
Net assets, end of period (000s omitted)	$267,210	$282,750	$273,519	$264,938	$414,683	$392,316

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Small Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring VT Small Cap Growth Fund | 11

Notes to financial statements (unaudited)
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $246,360,794 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$58,047,733
Gross unrealized losses	(9,501,229)
Net unrealized gains	$48,546,504
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,024,615	$0	$0	$5,024,615
Consumer discretionary	26,135,465	0	0	26,135,465
Consumer staples	2,336,174	0	0	2,336,174
Financials	17,898,138	0	0	17,898,138
Health care	78,756,832	0	0	78,756,832
Industrials	85,032,287	0	0	85,032,287
Information technology	59,201,840	0	0	59,201,840
Materials	4,453,864	0	0	4,453,864
Real estate	1,460,122	0	0	1,460,122
Utilities	5,082,950	0	0	5,082,950
Short-term investments
Investment companies	9,525,011	0	0	9,525,011
Total assets	$294,907,298	$0	$0	$294,907,298
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
12 | Allspring VT Small Cap Growth Fund

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $1 billion	0.675
Next $2 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended June 30, 2025, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.95%
Class 2	1.20
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2025 were $116,247,215 and $139,109,939, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is
Allspring VT Small Cap Growth Fund | 13

Notes to financial statements (unaudited)
charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in industrials and health care sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Small Cap Growth Fund | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

16 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Small Cap Growth Fund | 17

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for the one-year period under review and lower for all other periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000® Growth Index, for the one- and ten-year periods under review, in range of its benchmark index for the five-year period under review and lower than its benchmark index for the three-year period under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

18 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Small Cap Growth Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3003 06-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that Allspring Variable Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Variable Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Variable Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 22, 2025

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: August 22, 2025